Transfer of Financial Assets - Fair Value of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Transfers and Servicing [Abstract]
Beginning balance	¥ 60,419	¥ 39,846
Ending balance	¥ 74,135	¥ 60,419